Segment Information (Schedule of Segment Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	$ 951	$ 282	$ 1,034
Depreciation and amortization	4,219	4,920	6,197
Elimination of receivables from intersegments	4	4	5
Goodwill	392	392	392
Consolidated Identifiable assets	112,565	121,959	127,159
Intersegment Eliminations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Elimination of receivables from intersegments	4	4	5
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	80,804	86,682	92,922
Capital expenditures	670	230	714
Depreciation and amortization	3,677	4,190	5,300
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	30,760	34,316	39,933
Capital expenditures	281	24	280
Depreciation and amortization	537	696	771
Metallic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	605	565	(6,093)
Capital expenditures		28	40
Depreciation and amortization	5	34	126
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	112,169	121,563	126,762
Capital expenditures	951	282	1,034
Depreciation and amortization	$ 4,219	$ 4,920	$ 6,197